Capital - Local capital regulations (Details)	Dec. 31, 2022	Apr. 01, 2009	Mar. 31, 2009
CPL
Local capital regulations
Minimum core solvency ratio	50.00%
Minimum comprehensive solvency ratio	100.00%
Malaysia
Local capital regulations
Minimum Supervisory Target Capital Level percentage	130.00%
Percentage of foreign equity ownership		70.00%	49.00%